THE E-VALUATOR MODERATE (50% - 70%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

64.38%	EXCHANGE TRADED FUNDS
1.58%	AGGREGATE BOND
	iShares Core Total USD Bond Market ETF	34,693	$ 1,893,544
	Vanguard Intermediate-Term Bond ETF	12,129	1,126,178

			3,019,722
7.51%	BROAD MARKET

	iShares Core Dividend Growth ETF	53,594	2,402,083
	JPMorgan US Value Factor ETF	95,593	2,853,451
	The SPDR S&P 1500 Value Tilt ETF	11,797	1,430,859
	Vanguard Extended Market ETF	46,314	7,626,990

			14,313,383
4.86%	CONVERTIBLE BOND

	iShares Convertible Bond ETF	96,016	9,270,345
5.92%	CORPORATE

	iShares Fallen Angels USD Bond ETF	97,324	2,863,973
	iShares Intermediate Term Corporate Bond ETF	23,004	1,421,417
	SPDR Portfolio High Yield Bond ETF	125,227	3,316,637
	The iShares Broad USD High Yield Corporate Bond ETF	89,305	3,684,724

			11,286,751
2.23%	CORPORATE HIGH YIELD

	Vanguard Intermediate-Term Corporate Bond ETF	43,818	4,256,481
0.56%	EMERGING MARKETS

	Invesco BLDRS Emerging Markets 50 ADR Index Fund ETF	10,215	575,169
	WisdomTree Emerging Markets ex-State-Owned Enterprise ETF	12,211	484,410

			1,059,579
2.48%	FIXED INCOME EMERGING MARKET

	Vanguard Emerging Markets Government Bond ETF	57,330	4,718,259
4.42%	GLOBAL MARKETS

	Vanguard Total World Stock ETF	90,906	8,416,078
1.49%	GOVERNMENT
	SPDR Bloomberg Barclays International Bond ETF	90,675	2,831,780
1.00%	HEALTH CARE

	Invesco DWA HealthCare Momentum ETF	3,061	489,944
	The Principal Healthcare Innovators Index ETF	24,252	1,423,835

			1,913,779
0.12%	INFLATION PROTECTED

	Schwab U.S. Tips ETF	3,665	227,523
6.63%	INTERNATIONAL

	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	28,040	969,062
	Renaissance International IPO ETF	21,534	787,498
	Schwab Fundamental International Large Company Index ETF	20,599	603,139
	Schwab International Small-Cap Equity ETF	63,158	2,377,899
	SPDR Portfolio Developed world (ex-US) ETF	139,220	4,698,675
	Vanguard FTSE All World ex US Small Cap ETF	19,500	2,375,880
	Vanguard FTSE Developed Markets ETF	10,136	478,521
	Vanguard Total International Stock ETF	5,717	343,935

			12,634,609
16.80%	LARGE CAP

	Invesco QQQ Trust Series 1 EFT	6,460	2,026,760
	iShares Russell Top 200 ETF	9,520	859,561
	Schwab Fundamental Large Cap ETF	13,038	590,491
	Schwab U.S. Large-Cap Growth ETF	99,017	12,714,773
	Schwab U.S. Dividend Equity ETF	135,338	8,680,579
	SPDR Dow Jones Industrial Average ETF Trust	9351	2,859,442
	Vanguard Large-Cap EFT	24,423	4,292,098

			32,023,704

THE E-VALUATOR MODERATE (50% - 70%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

5.51%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	1,781	681,197
	Schwab U.S. Mid-Cap ETF	49,777	3,393,796
	Vanguard Mega Cap Value ETF	14,242	1,694,228
	Vanguard Mid-Cap ETF	16,271	3,364,355
	Vanguard Mid-Cap Growth ETF	6,485	1,375,274

			10,508,850
2.23%	SMALL CAP

	Vanguard Russell 2000 Value ETF	1,143	132,062
	Vanguard Small-Cap ETF	1,992	387,803
	Vanguard Small-Cap Growth ETF	5,899	1,578,926
	Vanguard Small-Cap Value ETF	15,190	2,160,170

			4,258,961
1.04%	TECHNOLOGY

	SPDR FactSet Innovative Technology ETF	2,924	628,923
	SPDR NYSE Technology ETF	9,579	1,353,992

			1,982,915
64.38%	TOTAL EXCHANGE TRADED FUNDS		122,722,719
35.51%	MUTUAL FUNDS

3.16%	AGGREGATE BOND
	Baird Core Plus Bond Fund Institutional Class	82,503	1,001,587
	Delaware Strategic Income Fund Institutional Class	32,934	284,548
	Fidelity US Bond Index Fund	139,324	1,734,590
	Nuveen Strategic Income Fund R6 Class	83,192	940,904
	Vanguard Intermediate-Term bond Index Fund Admiral Class	1	2
	Vanguard Core Bond Fund Admiral Class	64,257	1,400,793
	Wells Fargo Core Plus Bond Fund R6 Class	48,822	664,958

			6,027,382
4.98%	BANK LOANS

	Shenkman Capital Floating Rate High Income Fund Institutional Class	807,797	7,601,367
	T. Rowe Price Institutional Floating Rate Fund	195,120	1,890,713

			9,492,079
0.17%	BLEND BROAD MARKET

	U.S. Vector Equity Portfolio Institutional Class	15,908	329,462
8.02%	BLEND LARGE CAP

	DFA Enhanced U.S. Large Company Portfolio Institutional Class	68,215	1,028,005
	DFA U.S. Large Company Portfolio Institutional Class	51,256	1,442,856
	Fidelity 500 Index Fund	0	-
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	18,154	577,102
	Schwab S&P 500 Index Fund	213,181	12,240,850

			15,288,813
1.33%	BLEND SMALL CAP
	Fidelity Small Cap Index	101,478	2,534,913
1.10%	CONVERTIBLE

	AllianzGI Convertible Fund Institutional Class	48,417	2,090,168
3.01%	EMERGING MARKET STOCK

	American Funds New World Fund F3 Class	1,142	100,461
	Fidelity Emerging Markets Index Fund	280,368	3,571,893
	JPMorgan Emerging Markets Equity Fund R6 Class	12,870	566,550
	Vanguard Emerging Markets Bond Fund Admiral Class	52,688	1,498,451

			5,737,355
2.00%	FOREIGN AGGREGATE

	Delaware Diversified Income Fund R6 Class	69,987	662,780
	Dodge & Cox Global Bond Fund	261,084	3,156,507

			3,819,287
0.19%	FOREIGN BLEND

	Baillie Gifford International Growth Fund Institutional Class	16,851	363,299
4.21%	FOREIGN GROWTH

	American Funds SMALLCAP World Fund F3 Class	16,587	1,339,870
	Artisan International Small-Mid Fund Institutional Class	9,876	202,853
	Invesco Oppenheimer Global Opportunities Fund R6 Class	16,635	1,345,282
	Vanguard International Growth Fund Admiral Class	32,022	5,132,806

			8,020,811

THE E-VALUATOR MODERATE (50% - 70%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

2.50%	FOREIGN VALUE
	Vanguard International Value Fund Investor Class	118,180	4,756,757
0.72%	GROWTH BROAD MARKET

	American New Perspective Fund R6 Class	22,534	1,363,782
3.05%	GROWTH LARGE CAP

	JPMorgan Large Cap Growth Fund R6 Class	12,325	769,562
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	86,441	4,265,000
	Vanguard U.S. Growth Fund Admiral Class	4,568	776,418

			5,810,980
0.41%	GROWTH SMALL CAP

	Franklin Small Cap Growth R6 Class	9,472	293,915
	JPMorgan Small Cap Growth Fund R6 Class	16,151	497,764

			791,679
0.48%	HIGH YIELD BOND

	AB GlexFree High Yield Portfolio Advisor Class	92,188	914,502
0.18%	INFLATION PROTECTED

	DFA Inflation Protected Securities Portfolio Institutional Class	12,975	171,791
	DFA LTIP Portfolio Institutional Class	14,654	174,824

			346,615

35.51%	TOTAL MUTUAL FUNDS		67,687,884
0.10%	MONEY MARKET FUNDS

	Goldman Sachs FS Government Fund, Institutional 0.03%*	193,241	193,241

99.99%	TOTAL INVESTMENTS		190,603,844
0.01%	Other assets, net of liabilities		12,406
100.00%	NET ASSETS
			$ 190,616,250

* Effective 7 day yield as of December 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Exchange Traded Funds	$122,722,719	$-	$-	$122,722,719
Mutual Funds	67,687,884	-	-	67,687,884
Money Market Funds	193,241	-	-	193,241

Total Investments	$190,603,844	$-	$-	$190,603,844

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2020.

At December 31, 2020, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $165,462,821 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,170,704
Gross unrealized depreciation	(29,681)
Net unrealized appreciation
$25,141,023